Amounts of Revenues and Significant Expense Categories that are Regularly Provided to the CODM and Included in Reported Segment Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues from external customers	$ 2,969	$ 4,292	$ 5,585
Depreciation	(48)	(43)	(24)
Amortization	10	12	9
Interest income	1,963	1,811	718
Net Income (Loss)	(2,296)	(3,399)	(2,752)
Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	2,969	4,292	5,585
Personnel expenses	(2,860)	(2,998)	(3,443)
Licensing and royalty fees	(637)	(952)	(1,210)
Depreciation	(48)	(43)	(24)
Amortization	(10)	(12)	(9)
Interest income	7	8	2
Interest expenses	(37)	(38)	(63)
Foreign exchange gain (loss)	211	(19)	255
Rent and utilities	(559)	(569)	(123)
Other expenses	(372)	(575)	(1,328)
Other non-operating income, net	1	3	70
Net Income (Loss)	(1,335)	(903)	(288)
Headquarters expenses	(871)	(2,491)	(2,277)
Material Reconciling Items
Segment Reporting Information [Line Items]
Interest income	1,956	1,803	716
Interest expenses	37	38	63
Adjustments and reconciling items	(90)	(5)	(187)
Net Income (Loss)	$ (2,296)	$ (3,399)	$ (2,752)